Loans and Allowance for Credit Losses - Carrying Amount of Covered Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Covered Assets [Line Items]
Purchased Impaired Loans	$ 2,784	$ 3,775
Purchased Nonimpaired Loans	1,322	3,087
Other Assets	1,212	1,697
Covered loans	5,281	8,462
Total covered assets	5,318	8,559
Commercial [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans		32
Other Assets
Covered loans		32
Commercial Real Estate [Member]
Covered Assets [Line Items]
Purchased Impaired Loans		738
Purchased Nonimpaired Loans		1,494
Other Assets
Covered loans		2,232
Residential Mortgages [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	2,784	3,037
Purchased Nonimpaired Loans	738	890
Other Assets
Covered loans	3,522	3,927
Credit Card [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans		5
Other Assets
Covered loans		5
Other Retail [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans	584	666
Other Assets
Covered loans	584	666
Losses Reimbursable by FDIC [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans
Other Assets	717	798
Covered loans	717	798
Unamortized Changes in FDIC asset [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans
Other Assets	458	802
Covered loans	458	802
Covered Loans [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	2,784	3,775
Purchased Nonimpaired Loans	1,322	3,087
Other Assets	1,175	1,600
Covered loans	5,281	8,462
Foreclosed Real Estate [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans
Other Assets	37	97
Total covered assets	$ 37	$ 97